DISCLOSURE OF OTHER INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total Other Income	$ 324,023	$ 597,061	$ 573,017
Gain from changes in fair value of biological assets (note 20)	204,646	159,021	264,477
Net income from insurance compensation	3,819	17,336	204,966
Revenue from export promotion	1,312	1,099	943
Lease income	5,756	4,960	10,158
Gain on sales of assets	33,153	21,040	27,755
Rights of way	3,620	5	488
Compensations received	1,584	43	7,285
Gain on sales of subsidiaries and associates	0	354,067	0
Reversal of impairment of property, plants and equipment	11,502	7,248	6,886
Reimbursement provisions (legal and others)	11,468	3,680	12,322
Other operating income	29,350	28,562	37,737
Total Other Expenses by function	(130,280)	(212,213)	(480,336)
Depreciation of leased assets	(2,656)	(2,814)	(1,494)
Provision legal expenses	(7,822)	(12,483)	(14,398)
Impairment provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(23,832)	(42,583)	(110,559)
Operating expenses related to restructuring or from plants stoppage or closed	(24,238)	(44,181)	(236,525)
Expenses related to projects	(7,174)	(11,399)	(13,975)
Loss by leasses	(942)	(747)
Loss of asset sales	(7,821)	(11,497)	(12,389)
Loss and repair of assets	(5,913)	(3,149)	(11,076)
Loss of forest due to fires	(14,675)	(24,918)	(25,101)
Other Taxes	(24,687)	(34,691)	(20,977)
Research and development expenses	(1,701)	(1,605)	(3,939)
Fines, readjustments and interest	(2,370)	(695)	(1,146)
Loss on sale of associates	0	(20)	0
Loss of tax credits	(135)	(2,195)	(4,287)
Other expenses	(6,314)	(19,236)	(24,470)
Total Finance Income	62,560	66,355	131,666
Finance income by mutual funds - term deposits	40,808	44,881	113,522
Finance income resulting from derivatives	0	3	8
Other finance income	21,752	21,471	18,136
Total Finance Costs	(409,724)	(397,923)	(373,496)
Interest expense, Bank borrowings	(68,006)	(85,860)	(78,753)
Interest expense, Bonds	(196,494)	(204,570)	(214,079)
Interest expense resulting from derivatives	(51,990)	(41,066)	(26,800)
Interest expense for right-of-use	(48,884)	(29,991)	(19,995)
Other finance costs	(44,350)	(36,436)	(33,869)
Total	(3,865)	(45,792)	7,709
Investments in associates	(245)	(22,650)	3,990
Investments in joint ventures	(3,620)	(23,142)	3,719
Gain from assignment of contracts	$ 17,813	$ 0	$ 0